Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2024	2023
Accounts receivable	$2,652,596	$4,343,923
Allowance for credit loss	(1,003,799)	(1,011,601)
Accounts receivable, net	$1,648,797	$3,332,322

The Group recorded reversal of credit loss of $155,467 and $134,846 for the years ended September 30, 2024 and 2023; and recorded credit loss of $108,775, $136,228 and $1,258,039 for the years ended September 30, 2024, 2023 and 2022, respectively.

As of date of issuance of this financial statement, the Group has collected $1,233,131 of outstanding balance as of September 30, 2024.

	As of September 30,
	2024	2023	2022
Balance at the beginning of the year	$1,011,601	$1,344,480	$204,826
Current period addition	108,775	136,228	1,258,039
Write-off	-	(309,656)	-
Reversal	(155,467)	(134,846)	-
Foreign currency translation adjustment	38,890	(24,605)	(118,385.00)
Balance at the end of the year	$1,003,799	$1,011,601	$1,344,480